Other Liabilities (Components Of Other Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Abstract]
Equipment maintenance reserves	$ 1,012.4	$ 960.4
Accrued expenses and accounts payable	628.1	478.3
Current and deferred federal and state taxes	363.1	319.1
Security and other deposits	263.0	368.0
Accrued interest payable	209.6	243.7
Valuation adjustment relating to aerospace commitments	73.1	121.2
Other	609.4	398.1
Total other liabilities	$ 3,158.7	$ 2,888.8